COMMITMENTS AND CONTINGENCIES (Details) - Mars Acquisition Corporation										3 Months Ended	12 Months Ended
	Jan. 02, 2025 USD ($) shares	Dec. 30, 2024 USD ($) shares	Dec. 12, 2024 shares	Nov. 12, 2024 USD ($) shares	May 29, 2024 USD ($) D shares	Apr. 02, 2024 USD ($) shares	Dec. 22, 2023 USD ($) shares	Sep. 04, 2023 USD ($) D $ / shares shares	Feb. 16, 2023 shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 29, 2024 shares	Sep. 30, 2023 USD ($)	Sep. 05, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Forward contract indexed to issuer's equity, shares | shares								1,500,000			15,000,000
Forward purchase agreement liability										$ 263,000
Gross value of forward purchase liability											$ 1,700,000
Outstanding shares on a post-Transaction basis, at a per share price								9.90%
Maximum amount receivable upon termination								$ 15,000,000
Maximum Amount Receivable Upon Termination, Per Share | $ / shares								$ 10
Weighted average price per share | $ / shares								$ 10
Trading days | D								10
Consecutive trading days | D								30
Number of common stock shares issued | shares						1
Number of additional common stock shares issued | shares						1
Maximum funding amount requested for working capital purposes					$ 1,250,000	$ 1,000,000
Working capital expenses					$ 250,000
Investor's Capital Investment period					5 days
Shares of common stock rate					$ 10
Business days post-notification					5 days
Common Stock for each dollar of the investor's capital investment | shares					0.1
Shares for each dollar of the Investor's capital investment monthly | shares					0.1
Investments held in trust account											$ 23,142,783		$ 72,587,820
Advisory fee payable							$ 500,000
Advisory service, minimum amount							5,000,000
Maximum initial drawdown amount requested for working capital purposes					$ 500,000
Number of calendar days within which funding will be provided | D					5
Number of shares to be issued to investor for each dollar funded | shares					1
Subsequent Event
COMMITMENTS AND CONTINGENCIES
Number of shares are not redeemed under forward purchase agreement | shares			400,000
Amount distributed from trust account	$ 4,500,000
Number of additional common stock shares issued | shares	2
Redemptions shares in trust account | shares	400,000
Amount deemed not payable upon closing of business combination				$ 500,000
Threshold amount payable upon closing of business combination				$ 5,000,000
Subsequent Event | Non-Redemption Agreements
COMMITMENTS AND CONTINGENCIES
Redemptions shares in trust account | shares	400,000
ScanTech Identification Beam Systems, LLC
COMMITMENTS AND CONTINGENCIES
Aggregate consideration to be paid						20,000,000
Threshold amount for excess closing net debt in the merger consideration						$ 110,000,000
ScanTech Identification Beam Systems, LLC | Subsequent Event
COMMITMENTS AND CONTINGENCIES
Redemptions shares in trust account | shares	400,000
ScanTech AI Systems Inc.
COMMITMENTS AND CONTINGENCIES
Aggregate consideration to be paid														$ 110,000,000
Percentage of maximum number of contingent right to receive Pubco common stock											10.00%
Pubco, Purchaser Merger Sub [Member]
COMMITMENTS AND CONTINGENCIES
Purchase consideration											$ 140,000,000
Threshold amount for excess closing net debt in the merger consideration											$ 20,000,000
Number of common stock shares issued | shares						1
Number of additional common stock shares issued | shares											2
Payable in cash							$ 1,000,000
Equity interest issued | shares							100,000
Amount of liability for shares to be issued											$ 0
Pubco, Purchaser Merger Sub [Member] | Subsequent Event
COMMITMENTS AND CONTINGENCIES
Redemptions shares in trust account | shares	650,000
Payment made to investors from trust account		$ 1,499,000
Number of shares issued | shares				100,000
Pubco, Purchaser Merger Sub [Member] | Subsequent Event | Non-Redemption Agreements
COMMITMENTS AND CONTINGENCIES
Redemptions shares in trust account | shares		200,000
Investments held in trust account		$ 750,000
Number of shares entitled for subscription | shares		312,500										1,250,000
Payment made to investors from trust account		$ 1,499,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares									900,000
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares									6,900,000
Maxim Partners LLC and/or its designees
COMMITMENTS AND CONTINGENCIES
Number of shares agreed to purchase, including over-allotment | shares									900,000
Cash underwriting discount per unit											0.20%
Payment of underwriter discount											$ 1,380,000
Fair value of transferred units											$ 2,724,927
Maxim Partners LLC and/or its designees | Over-allotment option
COMMITMENTS AND CONTINGENCIES
Granted underwriting option period											45 days
Number of units issued | shares											900,000
Maxim Partners LLC and/or its designees | Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Shares issued underwriters | shares											276,000